Borrowings (Short Term Debt Table) (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Borrowings
Commercial paper	$ 2,458	$ 1,800
Short-term loans	551	1,789
Long-term debt - current maturities	3,854	5,593
Short Term Debt	6,862	9,181
Debt Disclosure
Tangible Assets Ratio	10.00%
Net Interest Expense Ratio	2.20 to 1
Default provision on credit facility	$ 500
Commercial paper
Debt Disclosure
Weighted-average interest rates for short-term loans (as a percent)	0.10%	0.10%
Short-term loans
Debt Disclosure
Weighted-average interest rates for short-term loans (as a percent)	5.10%	1.80%